COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Minimum Rental Payments Under Operating Lease Agreements
The minimum rental payments are as follows:

Year
2018	2,569
2019	2,455
2020	2,044
2021	1,706
2022	1,674
Total	$10,448